UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Madison Street Partners, LLC
           -----------------------------------------------------
Address:   5613 DTC Parkway Suite 310
           Greenwood Village, CO 80111
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew J. Arnett
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  303-815-1662
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Matthew J. Arnett              Greenwood Village, CO              8/13/2008
---------------------              ---------------------              ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           96
                                         -----------
Form 13F Information Table Value Total:     $155,306
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AGRIUM INC CMN                 COM              008916108      739    6878 SH       SOLE             SOLE      0    0
ALTRIA GROUP, INC. CMN         COM              02209S103     1489   72459 SH       SOLE             SOLE      0    0
AMB PROPERTY CORP CMN          COM              00163T109      503   10000 SH       SOLE             SOLE      0    0
AMERICAN CAMPUS CMNTYS, INC    COM              024835100      629   22600 SH       SOLE             SOLE      0    0
CMN
AMERICAN EAGLE OUTFITTERS INC  COM              02553E106     2247  164923 SH       SOLE             SOLE      0    0
(NEW)
AMERICAN EXPRESS CO. CMN       COM              025816109     4260  113100 SH       SOLE             SOLE      0    0
AMERICAN EXPRESS CO. JAN 40    COM              25816109        29      74     CALL SOLE             SOLE      0    0
..00
ANHEUSER BUSCH COS INC. CMN    COM              035229103     2484   40000 SH       SOLE             SOLE      0    0
APACHE CORP. CMN               COM              037411105      799    5750 SH       SOLE             SOLE      0    0
BARRICK GOLD CORPORATION CMN   COM              067901108      672   14778 SH       SOLE             SOLE      0    0
BB&T CORPORATION CMN           COM              054937107      227   10000 SH       SOLE             SOLE      0    0
BERKSHIRE HATHAWAY INC. CLASS  COM              084670207    18013    4490 SH       SOLE             SOLE      0    0
B
CANADIAN NATURAL RESOURCES CMN COM              136385101     1419   14164 SH       SOLE             SOLE      0    0
CBS CORPORATION CMN CLASS B    COM              124857202     1461   75000 SH       SOLE             SOLE      0    0
CHICAGO BRIDGE & IRON COMPANY  COM              167250109     2389   60000 SH       SOLE             SOLE      0    0
*N.V. CMN SERIES
CHICOS FAS INC CMN             COM              168615102      742  138184 SH       SOLE             SOLE      0    0
CHIPOTLE MEXICAN GRILL, INC.   COM              169656204    10027  133055 SH       SOLE             SOLE      0    0
CMN CLASS B
CIRCUIT CITY STORES, INC. CMN  COM              172737108     1417  490562 SH       SOLE             SOLE      0    0
COMCAST CORPORATION CMN CLASS  COM              20030N200     5221  278314 SH       SOLE             SOLE      0    0
A NON VOTING
CONSTELLATION BRANDS INC CMN   COM              21036P108     1886   94990 SH       SOLE             SOLE      0    0
CLASS A
CONTANGO OIL & GAS COMPANY CMN COM              21075N204     4492   48347 SH       SOLE             SOLE      0    0
CRESUD S.A. SPONS ADR          SPON ADR         226406106      538   36257 SH       SOLE             SOLE      0    0
SPONSORED ADR CMN
CURRENCYSHARES CDN DLR TR      COM              23129X105      857    8736 SH       SOLE             SOLE      0    0
MUTUAL FUND - ETF
ECHOSTAR CORPORATION CMN       COM              278768106     2424   77671 SH       SOLE             SOLE      0    0
ENSCO INTERNATIONAL INC CMN    COM              26874Q100     1129   13986 SH       SOLE             SOLE      0    0
EQUITY LIFESTYLE PPTYS INC CMN COM              29472R108      602   13700 SH       SOLE             SOLE      0    0
FAIRFAX FINANCIAL HLDGS LTD    COM              303901102     5827   22953 SH       SOLE             SOLE      0    0
CMN
FORESTAR REAL ESTATE GROUP     COM              346233109      444   23347 SH       SOLE             SOLE      0    0
INC. CMN
FOSTER WHEELER LTD CMN         COM              G36535139     1170   16000 SH       SOLE             SOLE      0    0
FREEPORT-MCMORAN COPPER & GOLD COM              35671D857      973    8309 SH       SOLE             SOLE      0    0
CMN
GENERAL CABLE CORP CMN         COM              369300108      296    4874 SH       SOLE             SOLE      0    0
GENERAL ELECTRIC JAN 40.00     COM              369604103        2     351     CALL SOLE             SOLE      0    0
GENWORTH FINANCIAL INC CMN     COM              37247D106     1897  106549 SH       SOLE             SOLE      0    0
CLASS A
GOOGLE, INC. CMN CLASS A       COM              38259P508      649    1233 SH       SOLE             SOLE      0    0
GRAY TELEVISION INC CMN        COM              389375106     1119  390173 SH       SOLE             SOLE      0    0
GUARANTY FINANCIAL GROUP INC.  COM              40108N106     1000  186239 SH       SOLE             SOLE      0    0
CMN
HCP INC CMN                    COM              40414L109      620   19500 SH       SOLE             SOLE      0    0
HD PARTNERS ACQUISITION        *W EXP           40415K118        1  101350 SH       SOLE             SOLE      0    0
CORPORATION EXP06/01/2010      06/01/2010
HELIX ENERGY SOLUTNS GROUP INC COM              42330P107      866   20800 SH       SOLE             SOLE      0    0
CMN
HIGHWOODS PROPERTIES INC CMN   COM              431284108      622   19800 SH       SOLE             SOLE      0    0
HILLTOP HOLDINGS INC CMN       COM              432748101       00     -31 SH       SOLE             SOLE      0    0
HOST HOTELS & RESORTS INC CMN  COM              44107P104      528   38700 SH       SOLE             SOLE      0    0
HUDSON CITY BANCORP INC CMN    COM              443683107     9855  590867 SH       SOLE             SOLE      0    0
NATUZZI SPA ADR CMN            COM              63905A101       50   15829 SH       SOLE             SOLE      0    0
INDYMAC BANCORP, INC. CMN      COM              456607100       80   50000 SH       SOLE             SOLE      0    0
INTEL CORPORATION CMN          COM              458140100     1074   50000 SH       SOLE             SOLE      0    0
JOHNSON & JOHNSON JAN 60.00    COM              478160104      120     144     CALL SOLE             SOLE      0    0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100       80     250     CALL SOLE             SOLE      0    0
LITHIA MOTORS INC CL-A CMN     COM              536797103       99   20300 SH       SOLE             SOLE      0    0
CLASS A
LOWES COMPANIES INC CMN        COM              548661107      518   25000 SH       SOLE             SOLE      0    0
MARKET VECTORS ETF TRUST       COM              57060U837      143    2468 SH       SOLE             SOLE      0    0
MUTUAL FUND SERIES CLASS
MARKET VECTORS - COAL ETF
EXCHANGE-TRADED FUND
MCDERMOTT INTL CMN             COM              580037109     2166   35000 SH       SOLE             SOLE      0    0
MICROSOFT CORPORATION CMN      COM              594918104     2063   75000 SH       SOLE             SOLE      0    0
MILLER INDS INC CMN            COM              600551204      607   60947 SH       SOLE             SOLE      0    0
MOLSON COORS BREWING CO CMN    COM              60871R209     1579   29069 SH       SOLE             SOLE      0    0
CLASS B
NABORS INDUSTRIES LTD. CMN     COM              G6359F103     3446   70000 SH       SOLE             SOLE      0    0
NII HOLDINGS, INC. CMN CLASS B COM              62913F201     1187   25000 SH       SOLE             SOLE      0    0
NOBLE CORPORATION CMN          COM              G65422100     3085   47500 SH       SOLE             SOLE      0    0
OFFICE DEPOT INC CMN           COM              676220106      765   70000 SH       SOLE             SOLE      0    0
PAETEC HOLDING CORP. CMN       COM              695459107      317   50000 SH       SOLE             SOLE      0    0
PALM INC CMN                   COM              696643105      230   42729 SH       SOLE             SOLE      0    0
PEOPLES UNITED FINANCIAL INC   COM              712704105     4772  305958 SH       SOLE             SOLE      0    0
CMN
PHILIP MORRIS INTL INC CMN     COM              718172109     2882   58353 SH       SOLE             SOLE      0    0
PIONEER NATURAL RESOURCES CO   COM              723787107     1188   15185 SH       SOLE             SOLE      0    0
CMN
POST PROPERTIES INC CMN        COM              737464107      550   18500 SH       SOLE             SOLE      0    0
PROLOGIS CMN                   COM              743410102      780   14352 SH       SOLE             SOLE      0    0
PROSHARES TRUST ULTRASHORT     COM              74347R297     3942   57500 SH       SOLE             SOLE      0    0
LEHMAN 20+ YEAR TREASURY
PROSHARES EXCHANGE-TRADED
FUND
ROCKWOOD HOLDINGS, INC. CMN    COM              774415103      499   14355 SH       SOLE             SOLE      0    0
RUBY TUESDAY,INC. CMN          COM              781182100      678  125673 SH       SOLE             SOLE      0    0
SAKS INCORPORATED CMN          COM              79377W108     1153  105058 SH       SOLE             SOLE      0    0
SAMSON OIL & GAS LTD SPONSORED SPON ADR         796043107      921  233323 SH       SOLE             SOLE      0    0
ADR CMN
SANDRIDGE ENERGY, INC. CMN     COM              80007P307      387    6000 SH       SOLE             SOLE      0    0
SELECT COMFORT CORPORATION CMN COM              81616X103      311  190000 SH       SOLE             SOLE      0    0
SP ACQUISITION HOLDINGS IN     *W EXP           78470A112      122  203500 SH       SOLE             SOLE      0    0
                               10/10/2010
SP ACQUISITION HOLDINGS INC. 1 COM              78470A203      597   60706 SH       SOLE             SOLE      0    0
UNT=1SHR+1WTS
SPDR GOLD TRUST ETF            COM              78463V107     6398   70000 SH       SOLE             SOLE      0    0
STARWOOD HOTELS & RESORTS CMN  COM              85590A401     1158   28900 SH       SOLE             SOLE      0    0
STEIN MART INC CMN             COM              858375108     1223  271209 SH       SOLE             SOLE      0    0
SUNCOR ENERGY INC. CMN         COM              867229106     3216   55341 SH       SOLE             SOLE      0    0
SUPERIOR ENERGY SERVICES INC   COM              868157108     1102   20000 SH       SOLE             SOLE      0    0
CMN
TAUBMAN CENTERS INC CMN        COM              876664103      583   12000 SH       SOLE             SOLE      0    0
TERRA INDUSTRIES INC CMN       COM              880915103     1298   26303 SH       SOLE             SOLE      0    0
THE STEAK N SHAKE CO CMN       COM              857873103     1041  164514 SH       SOLE             SOLE      0    0
TIMKEN CO CMN                  COM              887389104      668   20300 SH       SOLE             SOLE      0    0
TRINITY INDUSTRIES INC (DEL)   COM              896522109      612   17660 SH       SOLE             SOLE      0    0
CMN
UAL CORPORATION CMN            COM              902549807      295   56536 SH       SOLE             SOLE      0    0
UDR INC CMN                    COM              902653104      617   27600 SH       SOLE             SOLE      0    0
ULTRA MIDCAP 400 PROSHARES ETF COM              74347R404      680    9800 SH       SOLE             SOLE      0    0
ULTRA SHORT S&P 500 PROSHARES  COM              74347R883     1333   20000 SH       SOLE             SOLE      0    0
ETF
UNIONBANCAL CORPORATION CMN    COM              908906100      880   21782 SH       SOLE             SOLE      0    0
USG CORP (NEW) CMN             COM              903293405      476   16129 SH       SOLE             SOLE      0    0
WACHOVIA CORPORATION CMN       COM              929903102      819   52800 SH       SOLE             SOLE      0    0
WAL MART STORES JAN 45.00      COM              9310029AI      106      86     CALL SOLE             SOLE      0    0
WESTFIELD FINANCIAL, INC. CMN  COM              96008P104     1058  117011 SH       SOLE             SOLE      0    0
WILLIAMS COMPANIES INC. (THE)  COM              969457100     1007   25000 SH       SOLE             SOLE      0    0
CMN
YAHOO! INC CMN                 COM              984332106     1733   83926 SH       SOLE             SOLE      0    0